Share-based compensation Share option plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Share Option Activity

The following table summarizes the share option activity For the years ended December 31, 2022, 2023 and 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB ‘000	RMB
Outstanding at January 1, 2022	6,381,088	0.0007	6.5	45,236	47.97
Granted	170,953	0.0007			2.74
Exercised	(355,745)	0.0007
Forfeited	(154,835)	0.0007
Cancelled	-	0.0007
Outstanding at December 31, 2022	6,041,461	0.0007	5.1	11,609	48.39
Granted		0.0007
Exercised		0.0007
Forfeited		0.0007
Cancelled		0.0007
Outstanding at December 31, 2023	6,041,461	0.0007	4.1	339	49.21
Granted
Exercised
Forfeited
Cancelled
Outstanding at December 31, 2024	6,041,461	0.0007	3.1	-	49.95
Vested and expected to vest at December 31, 2024	6,110,965	0.0007	3.1		50.90
Exercisable at December 31, 2024	6,033,599	0.0007	3.0		50.71

Summary of Fair Values of Share Options Granted

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no new grants in the year ended December 31, 2024.

	Options Granted in the year ended December 31, 2022	Options Granted in the year ended December 31, 2023	Options Granted in the year ended December 31, 2024
Expected volatility	50.43%-52.00%	-	-
Risk-free interest rate	2.47%-4.10%	-	-
Exercise multiple	2.8	-	-
Expected dividend yield	0%	-	-
Contractual term	10	-	-
Expected forfeiture rate (post-vesting)	0-20%	-	-
Fair value of the common share on the date of option grant (RMB)	1.45-3.83	-	-